BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 82,415	R$ 97,066	R$ 174,263
Operating revenues (cost and other expenses)	(1,777,425)	(1,471,464)	(1,401,456)
Financial income (expenses)	37,532	39,062	(13,173)
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues			12
Operating revenues (cost and other expenses)	(481,613)	(422,814)	(369,495)
Financial income (expenses)	6,797	14,315	(3,802)
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues			12
Operating revenues (cost and other expenses)		10,839	574
Financial income (expenses)		2,630
Telefónica Latinoamerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	4,534	16,280	5,925
Financial income (expenses)	(775)	(428)	(341)
Telefnica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(486,147)	(449,933)	(375,994)
Financial income (expenses)	7,572	12,113	(3,461)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	82,415	97,066	174,251
Operating revenues (cost and other expenses)	(1,295,812)	(1,048,650)	(1,031,961)
Financial income (expenses)	30,735	24,747	(9,371)
Telefonica Global Solutions Participações
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	11,242	13,928	7,510
Operating revenues (cost and other expenses)	(95,885)	(110,417)	(108,094)
Telefónica Compras Electrónica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,304	1,148
Operating revenues (cost and other expenses)	(6,194)	(4,848)	(38,911)
Financial income (expenses)	132	(225)
Telefónica Investigación Y Desarrollo, S.A. (Tidsa - Fusão: Telefónica Digital España S.L.)
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(209,100)	(177,107)	(155,508)
Financial income (expenses)	10,724	5,390	(4,351)
Telefônica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	23	5	1,882
Operating revenues (cost and other expenses)	2,966	1,455	254
Financial income (expenses)		(5,109)	(7,267)
Telefónica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(64,435)	(74,512)	(88,397)
Financial income (expenses)	2,555	17	(135)
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	8,257	12,542	43,338
Operating revenues (cost and other expenses)	(215,062)	(236,318)	(235,371)
Financial income (expenses)	4,579	1,688	(7,381)
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	817	1,713	974
Operating revenues (cost and other expenses)	(200,290)	(152,374)	(120,364)
Financial income (expenses)		0
Telefonica On The Spot Solucoes Digitais Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,948	612	16,891
Operating revenues (cost and other expenses)	(4,931)	(2,611)	(1,650)
Financial income (expenses)	(6)
Telefónica IoT & Big Data Tech
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(114,302)	(101,757)	(76,218)
Financial income (expenses)	6,307	5,482	827
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Financial income (expenses)	12,418	20,153	11,737
FiBrasil Infraestrutura e Fibra Ótica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	8,658	7,639	39,018
Operating revenues (cost and other expenses)	(215,377)	(49,704)	(32,117)
Financial income (expenses)	5,238	973	973
Telefónica Global Solutions
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	40,095	50,969	52,732
Operating revenues (cost and other expenses)	(78,611)	(67,157)	(72,781)
Financial income (expenses)	(2,547)	1,055	531
Telefonica Global Solutions Usa
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues			343
Operating revenues (cost and other expenses)	(19,190)	(17,407)	(21,613)
Financial income (expenses)	489	766	(1,587)
Companhia AIX Participações
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	70	30
Operating revenues (cost and other expenses)		1
Financial income (expenses)	(5,474)	(7,963)	(3,856)
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	8,001	8,480	11,563
Operating revenues (cost and other expenses)	(75,401)	(55,894)	(81,191)
Financial income (expenses)	R$ (3,680)	R$ 2,520	R$ 1,138